CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 1,392	$ 730
Restricted deposit (short term)	30	90
Accounts receivable:
Trade (net of allowance for doubtful account 2012- $50 thousands, 2011- $63 thousands)	1,099	793
Other	159	121
Inventories	773	476
Total current assets	3,453	2,210
INVESTMENTS AND LONG-TERM RECEIVABLES:
Severance pay fund	283	221
Other long-term receivables and investment	186	225
Total investments and long-term receivables	469	446
PROPERTY AND EQUIPMENT (net of accumulated depreciation and amortization)	43	50
OTHER ASSETS
Goodwill	242	242
Total assets	4,207	2,948
CURRENT LIABILITIES:
Credit from banks	183	190
Current Maturities of Long Term Loan from Shareholders and Other	568	361
Accounts payable and accruals:
Trade	917	437
Deferred income	64	498
Other	470	411
Total current liabilities	2,202	1,897
LONG-TERM LIABILITIES:
Long term loans (net of current maturities)	1,189	1,633
Other Long Terms Liabilities	790	862
Accrued severance pay	300	241
Total long-term liabilities	2,279	2,736
Total liabilities	4,481	4,633
SHAREHOLDERS' DEFICIENCY:
Share capital - ordinary shares of NIS 1 par value ('Ordinary Shares'); Authorized - 120,000,000 Ordinary Shares as of December 31, 2012 and 2011 Issued and outstanding: December 31, 2012- 74,915,937; December 31, 2011- 69,652,779	16,939	15,556
Additional paid-in capital	24,695	25,491
Accumulated deficit	(41,908)	(42,732)
Total shareholders' deficiency	(274)	(1,685)
Total liabilities and shareholders' deficiency	$ 4,207	$ 2,948